Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2017
Investments in Associates [abstract]
Schedule of aggregate information of associates
	Year ended December 31
	2017	2016
	NIS in thousands

The Group’s share of loss from continuing operations	(20,202)	(57,630)

The Group’s share of total comprehensive income	(20,202)	(57,630)

Aggregate carrying amount of the Group’s interests in these associates	-	21,215